ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of accounts receivable	Accounts receivable

Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	—	257
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	—	19,228
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.989.370-3	Rio Dulce S.A. (*)	Related director	Chile	CLP	—	1
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	CLP	25	35
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	ARS	1	—
	Total current assets				28	19,523

Schedule of current accounts payable	Current accounts payable

					Current liabilities
Tax No.	Related party	Relationship	Country of origin	Currency	As of December 31, 2023	As of December 31, 2022
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	2,312	—
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A.	US$	5,132	—
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	US$	—	5
Foreign	Patagonia Seafarms INC (*)	Related director	U.S.A.	US$	—	7
	Total current and non current liabilities				7,444	12
(*)Related until November 2022.